AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 85.2%
Affiliated Mutual Fund — 5.9%
Fixed Income
AST T. Rowe Price Fixed Income Central Portfolio*	16,285,335	$184,838,548
(cost $170,470,537)(wa)
Common Stocks — 77.3%
Aerospace & Defense — 2.2%
AeroVironment, Inc.*(a)	1,282	257,041
Airbus SE (France)	27,830	4,073,097
Boeing Co. (The)*	4,148	630,662
Curtiss-Wright Corp.	1,666	547,598
Dassault Aviation SA (France)	19,651	4,057,700
General Dynamics Corp.	12,838	3,879,644
General Electric Co.	99,142	18,696,198
HEICO Corp. (Class A Stock)	2,275	463,554
Hexcel Corp.	2,573	159,089
Howmet Aerospace, Inc.	53,572	5,370,593
L3Harris Technologies, Inc.	18,613	4,427,474
Leonardo SpA (Italy)	115,973	2,595,626
Loar Holdings, Inc.*	7,996	596,422
Mercury Systems, Inc.*(a)	4,215	155,955
Montana Aerospace AG (Germany), 144A*	53,125	1,272,241
Moog, Inc. (Class A Stock)	2,758	557,171
Northrop Grumman Corp.	9,682	5,112,774
Rolls-Royce Holdings PLC (United Kingdom)*	1,059,162	7,496,211
Safran SA (France)	18,854	4,436,780
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	15,800	513,658
Thales SA (France)	14,960	2,377,612
TransDigm Group, Inc.	647	923,353
Triumph Group, Inc.*	14,756	190,205
		68,790,658
Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	41,200	1,837,796
FedEx Corp.	10,982	3,005,554
GXO Logistics, Inc.*	4,673	243,323
Sankyu, Inc. (Japan)	9,300	314,086
YTO Express Group Co. Ltd. (China) (Class A Stock)	139,000	351,445
		5,752,204
Automobile Components — 0.2%
Autoliv, Inc. (Sweden)	6,085	568,156
Forvia SE (France)	52,857	543,788
Fuyao Glass Industry Group Co. Ltd. (China) (Class A Stock)	85,093	705,735
Gentex Corp.(a)	6,240	185,266
Lear Corp.(a)	1,434	156,521
Magna International, Inc. (Canada)	14,697	603,165
Nifco, Inc. (Japan)	22,700	581,069
Nippon Seiki Co. Ltd. (Japan)	55,400	452,354
Niterra Co. Ltd. (Japan)	53,900	1,518,650
Patrick Industries, Inc.	3,843	547,128
Stanley Electric Co. Ltd. (Japan)	41,100	770,382
	Shares	Value
Common Stocks (continued)
Automobile Components (cont’d.)
Toyo Tire Corp. (Japan)	63,600	$934,073
		7,566,287
Automobiles — 0.5%
Ferrari NV (Italy)(a)	1,503	706,575
Knaus Tabbert AG (Germany)(a)	7,243	248,127
Mercedes-Benz Group AG (Germany)	24,137	1,564,058
Rivian Automotive, Inc. (Class A Stock)*(a)	39,209	439,925
Stellantis NV (XPAR)	83,307	1,152,916
Stellantis NV (MIB)	12,908	178,750
Tesla, Inc.*	30,652	8,019,483
Toyota Motor Corp. (Japan)	263,100	4,728,963
		17,038,797
Banks — 4.4%
Asia Commercial Bank JSC (Vietnam)	1,264,517	1,323,856
Axis Bank Ltd. (India)	234,969	3,454,503
Banco Comercial Portugues SA (Portugal) (Class R Stock)	3,699,470	1,669,451
Bancorp, Inc. (The)*	10,849	580,422
Bank Central Asia Tbk PT (Indonesia)	4,236,400	2,889,091
Bank of America Corp.	474,843	18,841,770
Bank of Hawaii Corp.(a)	6,417	402,795
BankUnited, Inc.	5,748	209,457
Barclays PLC (United Kingdom)	904,055	2,716,308
BAWAG Group AG (Austria), 144A*	81,913	6,346,370
BNP Paribas SA (France)	49,495	3,396,432
Citigroup, Inc.	61,467	3,847,834
Cullen/Frost Bankers, Inc.	3,884	434,464
Eagle Bancorp, Inc.	9,369	211,552
East West Bancorp, Inc.	22,686	1,877,040
Erste Group Bank AG (Austria)	35,207	1,929,291
FinecoBank Banca Fineco SpA (Italy)	45,531	781,401
First BanCorp. (Puerto Rico)	33,370	706,443
First Business Financial Services, Inc.	3,185	145,204
First Citizens BancShares, Inc. (Class A Stock)(a)	309	568,854
First Horizon Corp.	25,672	398,686
First Internet Bancorp	3,997	136,937
Fukuoka Financial Group, Inc. (Japan)	12,400	321,069
HDFC Bank Ltd. (India)	87,807	1,808,326
Hilltop Holdings, Inc.	5,932	190,773
Hingham Institution for Savings The(a)	729	177,373
Home BancShares, Inc.	9,579	259,495
HSBC Holdings PLC (United Kingdom)	451,056	4,046,434
Huntington Bancshares, Inc.	89,385	1,313,960
ICICI Bank Ltd. (India), ADR	46,234	1,380,085
Independent Bank Corp.	3,734	124,529
ING Groep NV (Netherlands)	415,715	7,542,326
JPMorgan Chase & Co.	116,930	24,655,860
KB Financial Group, Inc. (South Korea)	17,027	1,050,605
KBC Group NV (Belgium)	19,742	1,570,635
KeyCorp	156,466	2,620,806
Kotak Mahindra Bank Ltd. (India)	110,383	2,439,973
Lloyds Banking Group PLC (United Kingdom)	3,090,943	2,430,385
A1

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Military Commercial Joint Stock Bank (Vietnam)	290,900	$304,269
Mitsubishi UFJ Financial Group, Inc. (Japan)	389,500	3,999,620
National Bank of Canada (Canada)(a)	33,396	3,154,279
New York Community Bancorp, Inc.	25,756	289,240
Nicolet Bankshares, Inc.	1,623	155,207
Nova Ljubljanska Banka dd (Slovenia), GDR	13,491	358,894
OFG Bancorp (Puerto Rico)	13,595	610,687
OTP Bank Nyrt (Hungary)	29,508	1,543,426
Pacific Premier Bancorp, Inc.	9,983	251,172
Park National Corp.	1,748	293,629
Pinnacle Financial Partners, Inc.	2,912	285,289
Popular, Inc. (Puerto Rico)	8,635	865,831
Renasant Corp.(a)	7,250	235,625
Resona Holdings, Inc. (Japan)	207,500	1,453,973
Saudi National Bank (The) (Saudi Arabia)	235,149	2,158,068
Seacoast Banking Corp. of Florida	9,647	257,093
ServisFirst Bancshares, Inc.	4,017	323,168
Shore Bancshares, Inc.	14,171	198,252
SouthState Corp.	2,882	280,073
Swedbank AB (Sweden) (Class A Stock)	98,657	2,094,060
Tokyo Kiraboshi Financial Group, Inc. (Japan)	9,400	273,582
UniCredit SpA (Italy)	119,488	5,245,718
United Overseas Bank Ltd. (Singapore)	104,800	2,616,014
Webster Financial Corp.	15,025	700,315
Wells Fargo & Co.	38,628	2,182,096
WesBanco, Inc.	7,695	229,157
Western Alliance Bancorp	26,740	2,312,743
WSFS Financial Corp.	5,720	291,663
Zions Bancorp NA	7,523	355,236
		138,119,174
Beverages — 1.2%
Asahi Group Holdings Ltd. (Japan)	161,400	2,115,465
Celsius Holdings, Inc.*	27,943	876,292
Coca-Cola Co. (The)	237,739	17,083,925
Coca-Cola Consolidated, Inc.	285	375,174
Constellation Brands, Inc. (Class A Stock)	3,813	982,572
Heineken NV (Netherlands)	48,680	4,321,334
Keurig Dr. Pepper, Inc.	122,046	4,574,284
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	6,167	1,513,219
PepsiCo, Inc.	16,468	2,800,383
Royal Unibrew A/S (Denmark)*	4,793	402,119
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	62,000	480,623
Varun Beverages Ltd. (India)	129,772	938,897
		36,464,287
Biotechnology — 0.9%
AbbVie, Inc.	19,990	3,947,625
ACADIA Pharmaceuticals, Inc.*	9,626	148,048
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Akero Therapeutics, Inc.*	9,982	$286,384
Alkermes PLC*	16,268	455,341
Alnylam Pharmaceuticals, Inc.*	4,182	1,150,175
Apogee Therapeutics, Inc.*(a)	3,637	213,637
Argenx SE (Netherlands), ADR*	6,027	3,267,116
Avidity Biosciences, Inc.*	8,980	412,451
BeiGene Ltd. (China), ADR*(a)	11,915	2,675,037
Biohaven Ltd.*	10,630	531,181
Blueprint Medicines Corp.*	6,356	587,930
Cargo Therapeutics, Inc.*(a)	8,555	157,840
Celldex Therapeutics, Inc.*	7,110	241,669
Crinetics Pharmaceuticals, Inc.*	7,839	400,573
Exact Sciences Corp.*(a)	7,966	542,644
Genmab A/S (Denmark)*	5,570	1,350,356
Genus PLC (United Kingdom)	26,274	706,013
Ideaya Biosciences, Inc.*	3,361	106,476
IGM Biosciences, Inc.*(a)	8,105	134,057
Immunocore Holdings PLC (United Kingdom), ADR*(a)	5,723	178,157
Insmed, Inc.*	24,438	1,783,974
Intellia Therapeutics, Inc.*	6,936	142,535
Ionis Pharmaceuticals, Inc.*	4,982	199,579
Kymera Therapeutics, Inc.*	8,666	410,162
Madrigal Pharmaceuticals, Inc.*(a)	1,489	315,996
Natera, Inc.*	6,504	825,683
Neurocrine Biosciences, Inc.*	5,657	651,799
Nurix Therapeutics, Inc.*	6,783	152,414
Praxis Precision Medicines, Inc.*	2,765	159,098
Prothena Corp. PLC (Ireland)*	8,961	149,917
Relay Therapeutics, Inc.*	23,570	166,876
Replimune Group, Inc.*	34,553	378,701
REVOLUTION Medicines, Inc.*	10,063	456,357
Rocket Pharmaceuticals, Inc.*	5,842	107,902
Scholar Rock Holding Corp.*(a)	20,706	165,855
Soleno Therapeutics, Inc.*	6,873	347,018
SpringWorks Therapeutics, Inc.*	6,489	207,907
Ultragenyx Pharmaceutical, Inc.*	5,132	285,083
United Therapeutics Corp.*	572	204,976
Vaxcyte, Inc.*	6,759	772,351
Vera Therapeutics, Inc.*	6,628	292,958
Xencor, Inc.*	10,352	208,179
Zealand Pharma A/S (Denmark)*	5,952	724,189
		26,602,219
Broadline Retail — 1.8%
Alibaba Group Holding Ltd. (China), ADR	56,051	5,948,132
Amazon.com, Inc.*	157,600	29,365,608
Coupang, Inc. (South Korea)*	35,454	870,396
Isetan Mitsukoshi Holdings Ltd. (Japan)	51,400	806,902
Kohl’s Corp.(a)	19,796	417,695
MercadoLibre, Inc. (Brazil)*	3,595	7,376,796
Ollie’s Bargain Outlet Holdings, Inc.*	2,194	213,257
Ozon Holdings PLC (Russia), ADR*(a)^	6,700	1
PDD Holdings, Inc. (China), ADR*	13,226	1,782,997
Prosus NV (China)*	199,520	8,707,929

A2

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Broadline Retail (cont’d.)
Takashimaya Co. Ltd. (Japan)	67,700	$543,509
		56,033,222
Building Products — 0.5%
American Woodmark Corp.*	2,646	247,269
Apogee Enterprises, Inc.	3,479	243,582
Ariston Holding NV (Italy)	56,438	275,498
Armstrong World Industries, Inc.	5,385	707,750
Assa Abloy AB (Sweden) (Class B Stock)	65,673	2,212,517
Astral Ltd. (India)	26,200	622,509
AZEK Co., Inc. (The)*	15,427	721,983
Blue Star Ltd. (India)	31,987	788,021
Carel Industries SpA (Italy), 144A	30,768	672,194
Carlisle Cos., Inc.	1,385	622,904
Cie de Saint-Gobain SA (France)	26,844	2,448,240
CSW Industrials, Inc.	670	245,481
Genuit Group PLC (United Kingdom)	101,538	650,533
Gibraltar Industries, Inc.*	3,348	234,126
Lennox International, Inc.	692	418,169
Owens Corning	6,279	1,108,369
Reliance Worldwide Corp. Ltd.	95,178	384,507
Simpson Manufacturing Co., Inc.	2,292	438,391
Trane Technologies PLC	7,223	2,807,797
Trex Co., Inc.*	7,327	487,832
UFP Industries, Inc.	3,241	425,252
		16,762,924
Capital Markets — 2.0%
Affiliated Managers Group, Inc.	1,416	251,765
Ares Management Corp. (Class A Stock)	9,165	1,428,274
B3 SA - Brasil Bolsa Balcao (Brazil)	1,390,500	2,741,335
Blue Owl Capital, Inc.(a)	19,608	379,611
Bridgepoint Group PLC (United Kingdom), 144A	450,231	2,079,272
Charles Schwab Corp. (The)	220,404	14,284,383
CME Group, Inc.	14,728	3,249,733
Coinbase Global, Inc. (Class A Stock)*(a)	4,528	806,754
CVC Capital Partners PLC (Luxembourg), 144A*	76,308	1,704,791
DigitalBridge Group, Inc.(a)	7,610	107,529
Ellington Credit Co., REIT	26,098	182,164
Euronext NV (Netherlands), 144A	12,019	1,304,628
flatexDEGIRO AG (Germany)	75,038	1,076,180
Goldman Sachs Group, Inc. (The)	12,031	5,956,668
Intermediate Capital Group PLC (United Kingdom)	30,792	919,509
Investec PLC (United Kingdom)	125,092	952,081
Julius Baer Group Ltd. (Switzerland)	73,753	4,447,596
London Stock Exchange Group PLC (United Kingdom)	13,577	1,858,841
LPL Financial Holdings, Inc.	4,319	1,004,729
Morgan Stanley	48,113	5,015,299
Morningstar, Inc.	2,451	782,163
MSCI, Inc.	393	229,092
Nordnet AB publ (Sweden)	33,122	796,116
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Open Lending Corp.*	28,165	$172,370
Partners Group Holding AG (Switzerland)	2,135	3,218,890
S&P Global, Inc.	7,023	3,628,222
StepStone Group, Inc. (Class A Stock)	8,578	487,488
StoneX Group, Inc.*	2,228	182,429
TMX Group Ltd. (Canada)	69,606	2,181,669
TPG, Inc.	8,414	484,310
Tradeweb Markets, Inc. (Class A Stock)	8,593	1,062,696
Virtus Investment Partners, Inc.	2,264	474,195
		63,450,782
Chemicals — 1.4%
Akzo Nobel NV (Netherlands)	21,828	1,541,956
Axalta Coating Systems Ltd.*	9,706	351,260
BASF SE (Germany)	23,636	1,252,776
Covestro AG (Germany), 144A*	39,628	2,469,639
Croda International PLC (United Kingdom)	22,455	1,268,757
Daicel Corp. (Japan)	29,500	275,319
Fuso Chemical Co. Ltd. (Japan)	9,100	253,194
HB Fuller Co.	6,296	499,777
Huntsman Corp.	19,951	482,814
LG Chem Ltd. (South Korea)	7,475	2,028,923
Linde PLC	30,277	14,437,890
Mosaic Co. (The)	83,548	2,237,415
Nippon Sanso Holdings Corp. (Japan)	40,900	1,501,151
Nippon Soda Co. Ltd. (Japan)	46,400	808,747
Nissan Chemical Corp. (Japan)	7,900	283,597
Olin Corp.	4,310	206,794
Quaker Chemical Corp.(a)	1,448	243,974
RPM International, Inc.	17,097	2,068,737
Sakata INX Corp. (Japan)	77,700	877,953
Scotts Miracle-Gro Co. (The)	7,532	653,024
Sherwin-Williams Co. (The)	26,489	10,110,057
Sumitomo Seika Chemicals Co. Ltd. (Japan)	10,700	385,652
Tokai Carbon Co. Ltd. (Japan)	88,300	569,773
Tronox Holdings PLC	8,364	122,365
Victrex PLC (United Kingdom)	4,382	56,838
		44,988,382
Commercial Services & Supplies — 0.8%
Brady Corp. (Class A Stock)	4,893	374,951
Cintas Corp.	3,624	746,109
Clean Harbors, Inc.*	2,943	711,353
Daiei Kankyo Co. Ltd. (Japan)	28,500	620,936
Deluxe Corp.(a)	14,774	287,945
Downer EDI Ltd. (Australia)	419,872	1,584,749
Element Fleet Management Corp. (Canada)	163,139	3,469,169
MSA Safety, Inc.	3,136	556,138
Norva24 Group AB (Sweden)*	146,449	425,095
OPENLANE, Inc.*	10,549	178,067
Republic Services, Inc.	17,283	3,471,118
SPIE SA (France)	49,745	1,902,206
Stericycle, Inc.*	7,354	448,594
UniFirst Corp.	1,605	318,833

A3

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Veralto Corp.	2,212	$247,434
Vestis Corp.	9,239	137,661
Waste Connections, Inc.	44,789	8,009,169
		23,489,527
Communications Equipment — 0.1%
Accton Technology Corp. (Taiwan)	19,000	317,902
Ciena Corp.*	12,178	750,043
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira (Brazil)	80,436	294,564
Lumentum Holdings, Inc.*(a)	4,331	274,499
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	301,465	2,278,006
Viavi Solutions, Inc.*	19,130	172,553
		4,087,567
Construction & Engineering — 0.3%
API Group Corp.*	21,580	712,571
Arcosa, Inc.	3,940	373,354
AtkinsRealis Group, Inc. (Canada)	21,070	856,073
Comfort Systems USA, Inc.	2,266	884,533
EMCOR Group, Inc.	1,054	453,779
Larsen & Toubro Ltd. (India)	57,092	2,503,685
MasTec, Inc.*	2,317	285,223
Shimizu Corp. (Japan)	75,800	522,477
Sweco AB (Sweden) (Class B Stock)	23,535	398,757
Vinci SA (France)	13,718	1,603,588
WillScot Holdings Corp.*	18,341	689,622
Worley Ltd. (Australia)	81,756	833,191
		10,116,853
Construction Materials — 0.3%
CRH PLC	18,143	1,682,582
Heidelberg Materials AG (Germany)	14,983	1,632,246
Martin Marietta Materials, Inc.	4,954	2,666,491
Summit Materials, Inc. (Class A Stock)*	16,305	636,384
Taiheiyo Cement Corp. (Japan)	91,500	2,156,265
		8,773,968
Consumer Finance — 0.5%
Aiful Corp. (Japan)	412,600	931,376
Ally Financial, Inc.	12,734	453,203
American Express Co.	48,948	13,274,698
CreditAccess Grameen Ltd. (India)	28,502	407,120
LendingTree, Inc.*	2,407	139,678
OneMain Holdings, Inc.	13,121	617,605
PROG Holdings, Inc.	3,442	166,902
SLM Corp.	25,531	583,894
		16,574,476
Consumer Staples Distribution & Retail — 1.3%
BJ’s Wholesale Club Holdings, Inc.*	8,081	666,521
Casey’s General Stores, Inc.	1,610	604,893
Costco Wholesale Corp.	2,411	2,137,400
Dollar General Corp.	23,123	1,955,512
Dollar Tree, Inc.*	34,275	2,410,218
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Jeronimo Martins SGPS SA (Portugal)	168,107	$3,300,943
MatsukiyoCocokara & Co. (Japan)	84,400	1,390,519
Performance Food Group Co.*	5,364	420,377
PriceSmart, Inc.	2,947	270,476
Raia Drogasil SA (Brazil)	183,514	863,385
Redcare Pharmacy NV (Netherlands), 144A*	11,351	1,645,598
Seven & i Holdings Co. Ltd. (Japan)	461,900	6,955,130
Sprouts Farmers Market, Inc.*	4,632	511,419
Target Corp.	13,069	2,036,934
US Foods Holding Corp.*	6,647	408,791
Walmart, Inc.	170,510	13,768,682
		39,346,798
Containers & Packaging — 0.4%
Amcor PLC, CDI	106,386	1,197,445
Avery Dennison Corp.	13,704	3,025,295
Ball Corp.	15,105	1,025,781
Crown Holdings, Inc.	3,746	359,166
Graphic Packaging Holding Co.(a)	17,592	520,547
International Paper Co.(a)	112,658	5,503,343
Klabin SA (Brazil), UTS	203,342	788,330
O-I Glass, Inc.*	20,821	273,172
Rengo Co. Ltd. (Japan)	77,300	540,014
Verallia SA (France), 144A	12,690	371,408
		13,604,501
Distributors — 0.0%
Pool Corp.	474	178,603
Diversified Consumer Services — 0.1%
Auction Technology Group PLC (United Kingdom)*	88,984	499,286
Bright Horizons Family Solutions, Inc.*	5,750	805,747
Duolingo, Inc.*(a)	2,525	712,100
Frontdoor, Inc.*	3,542	169,981
Pearson PLC (United Kingdom)	102,690	1,396,008
Service Corp. International(a)	6,918	546,038
Strategic Education, Inc.	3,662	338,918
		4,468,078
Diversified REITs — 0.0%
WP Carey, Inc.	7,693	479,274
Diversified Telecommunication Services — 0.6%
ATN International, Inc.	3,487	112,770
BT Group PLC (United Kingdom)(a)	894,425	1,772,813
Deutsche Telekom AG (Germany)	283,111	8,314,759
GCI Liberty, Inc. (Class A Stock)*^	5,713	1
Helios Towers PLC (Tanzania)*	350,707	537,760
Iridium Communications, Inc.	12,599	383,639
KT Corp. (South Korea), ADR*	106,464	1,637,416
Liberty Global Ltd. (Belgium) (Class C Stock)*(a)	9,154	197,818
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*(a)	19,766	187,579
Nippon Telegraph & Telephone Corp. (Japan)	2,095,000	2,147,763

A4

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Sarana Menara Nusantara Tbk PT (Indonesia)	10,908,200	$615,329
Telkom Indonesia Persero Tbk PT (Indonesia)	8,340,400	1,651,517
		17,559,164
Electric Utilities — 0.9%
Constellation Energy Corp.	10,164	2,642,843
Enel SpA (Italy)	452,571	3,615,048
Exelon Corp.	117,448	4,762,516
IDACORP, Inc.	4,868	501,842
NextEra Energy, Inc.	73,873	6,244,485
OGE Energy Corp.	9,526	390,757
SSE PLC (United Kingdom)	71,738	1,808,114
Xcel Energy, Inc.	113,739	7,427,157
		27,392,762
Electrical Equipment — 1.1%
AMETEK, Inc.	45,810	7,866,035
Atkore, Inc.	3,201	271,253
EnerSys	2,034	207,570
GE Vernova, Inc.*	16,535	4,216,094
Hongfa Technology Co. Ltd. (China) (Class A Stock)	122,540	562,807
Idec Corp. (Japan)(a)	22,500	401,750
Mitsubishi Electric Corp. (Japan)	125,000	2,027,618
NARI Technology Co. Ltd. (China) (Class A Stock)	469,603	1,833,757
Plug Power, Inc.*(a)	40,451	91,419
Polycab India Ltd. (India)	9,151	759,435
Rockwell Automation, Inc.	26,395	7,086,002
Schneider Electric SE	12,569	3,313,288
Sensata Technologies Holding PLC	14,713	527,608
Shoals Technologies Group, Inc. (Class A Stock)*	21,915	122,943
Signify NV, 144A	40,687	959,787
Sunrun, Inc.*(a)	6,502	117,426
Thermon Group Holdings, Inc.*	9,365	279,452
Vertiv Holdings Co. (Class A Stock)	15,382	1,530,355
WEG SA (Brazil)	78,812	790,189
Xuji Electric Co. Ltd. (China) (Class A Stock)	135,900	660,802
		33,625,590
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp. (Class A Stock)	107,273	6,989,909
Avnet, Inc.	4,450	241,679
Badger Meter, Inc.	2,054	448,614
Belden, Inc.	6,137	718,827
Cognex Corp.(a)	17,219	697,369
Coherent Corp.*	6,033	536,394
Daiwabo Holdings Co. Ltd. (Japan)	31,600	602,674
Dexerials Corp. (Japan)	19,500	278,593
Hamamatsu Photonics KK (Japan)	43,400	566,292
Hexagon AB (Sweden) (Class B Stock)	136,633	1,471,684
Horiba Ltd. (Japan)	10,500	687,041
Itron, Inc.*	3,023	322,887
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Keyence Corp. (Japan)	5,800	$2,779,721
Keysight Technologies, Inc.*	49,819	7,917,734
Kingboard Laminates Holdings Ltd. (Hong Kong)	407,000	387,491
Littelfuse, Inc.	1,621	429,970
Murata Manufacturing Co. Ltd. (Japan)	107,700	2,131,246
Nippon Ceramic Co. Ltd. (Japan)	1,500	26,518
Novanta, Inc.*	3,758	672,381
Renishaw PLC (United Kingdom)	9,077	455,352
Sensirion Holding AG (Switzerland), 144A*	1,190	102,321
Shimadzu Corp. (Japan)	40,900	1,367,964
TE Connectivity PLC (Ireland)	63,677	9,614,590
WUS Printed Circuit Kunshan Co. Ltd. (China) (Class A Stock)	46,700	268,798
Xiamen Faratronic Co. Ltd. (China) (Class A Stock)	50,700	741,737
		40,457,786
Energy Equipment & Services — 0.6%
Atlas Energy Solutions, Inc.(a)	10,460	228,028
China Oilfield Services Ltd. (China) (Class A Stock)	249,457	570,255
CNOOC Energy Technology & Services Ltd. (China) (Class A Stock)	858,800	554,491
Expro Group Holdings NV*	24,139	414,467
Halliburton Co.	4,065	118,088
Modec, Inc. (Japan)	21,700	520,898
Noble Corp. PLC(a)	13,388	483,842
Schlumberger NV	231,602	9,715,704
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	11,214	360,032
Seadrill Ltd. (Norway)*	15,495	615,771
Subsea 7 SA (United Kingdom)	42,849	691,913
TechnipFMC PLC (United Kingdom)	34,817	913,250
TGS ASA (Norway)	91,138	855,991
Tidewater, Inc.*	4,154	298,216
Weatherford International PLC	5,283	448,632
Yantai Jereh Oilfield Services Group Co. Ltd. (China) (Class A Stock)	158,500	740,759
		17,530,337
Entertainment — 0.6%
Bilibili, Inc. (China) (Class Z Stock)*	16,180	372,146
Endeavor Group Holdings, Inc. (Class A Stock)(a)	15,837	452,305
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	3,689	263,874
Liberty Media Corp.-Liberty Formula One (Class C Stock)*(a)	8,191	634,229
Netflix, Inc.*	12,237	8,679,337
ROBLOX Corp. (Class A Stock)*	15,366	680,099
Sea Ltd. (Singapore), ADR*	43,919	4,140,683
Sphere Entertainment Co.*(a)	7,335	324,060
Spotify Technology SA*	3,599	1,326,340
TKO Group Holdings, Inc.*	2,199	272,038
Ubisoft Entertainment SA (France)*	66,046	741,532

A5

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Warner Music Group Corp. (Class A Stock)(a)	6,134	$191,994
		18,078,637
Financial Services — 2.9%
Adyen NV (Netherlands), 144A*	1,105	1,730,010
Apollo Global Management, Inc.	23,864	2,980,852
Banca Mediolanum SpA (Italy)	133,444	1,685,576
Berkshire Hathaway, Inc. (Class B Stock)*	41,762	19,221,378
BFF Bank SpA (Italy), 144A	40,315	442,392
Block, Inc.*	13,796	926,126
Corebridge Financial, Inc.	93,085	2,714,359
Corpay, Inc.*	8,901	2,783,877
Edenred SE (France)	44,683	1,692,396
eGuarantee, Inc. (Japan)	14,500	143,325
Equitable Holdings, Inc.	21,880	919,616
Fiserv, Inc.*	64,818	11,644,554
Global Payments, Inc.	25,882	2,650,835
Hypoport SE (Germany)*	1,945	642,156
Jackson Financial, Inc. (Class A Stock)(a)	3,495	318,849
Mastercard, Inc. (Class A Stock)	17,381	8,582,738
Mr. Cooper Group, Inc.*	3,589	330,834
ORIX Corp. (Japan)	104,900	2,454,540
Payoneer Global, Inc.*	67,086	505,158
Syncona Ltd.*	171,803	259,707
TFS Financial Corp.	12,705	163,386
Toast, Inc. (Class A Stock)*(a)	20,814	589,244
Tokyo Century Corp. (Japan)	35,000	394,249
Visa, Inc. (Class A Stock)	89,660	24,652,017
Voya Financial, Inc.	7,551	598,190
Western Union Co. (The)	33,143	395,396
		89,421,760
Food Products — 0.5%
Calbee, Inc. (Japan)	83,800	2,040,891
Cal-Maine Foods, Inc.	2,799	209,477
Darling Ingredients, Inc.*	4,341	161,312
Flowers Foods, Inc.	27,370	631,426
Maple Leaf Foods, Inc. (Canada)	22,300	365,222
Mondelez International, Inc. (Class A Stock)	102,577	7,556,848
Nestle SA	42,794	4,300,473
Post Holdings, Inc.*	4,059	469,829
Simply Good Foods Co. (The)*	5,826	202,570
Yankershop Food Co. Ltd. (China) (Class A Stock)	72,940	549,278
		16,487,326
Gas Utilities — 0.2%
Atmos Energy Corp.	41,953	5,819,301
China Resources Gas Group Ltd. (China)	184,600	738,839
National Fuel Gas Co.(a)	5,748	348,386
Southwest Gas Holdings, Inc.	3,217	237,286
	Shares	Value
Common Stocks (continued)
Gas Utilities (cont’d.)
UGI Corp.	8,429	$210,893
		7,354,705
Ground Transportation — 1.3%
Canadian National Railway Co. (Canada)	35,151	4,117,940
Canadian Pacific Kansas City Ltd. (Canada)(a)	19,410	1,660,331
CSX Corp.	239,173	8,258,644
Kyushu Railway Co. (Japan)	13,200	379,751
Landstar System, Inc.	1,922	363,008
Lyft, Inc. (Class A Stock)*	14,529	185,245
Norfolk Southern Corp.	21,402	5,318,397
Old Dominion Freight Line, Inc.	38,624	7,672,271
RXO, Inc.*(a)	4,880	136,640
Saia, Inc.*	1,792	783,570
Uber Technologies, Inc.*	23,280	1,749,725
Union Pacific Corp.	37,892	9,339,620
XPO, Inc.*	3,633	390,584
		40,355,726
Health Care Equipment & Supplies — 1.7%
Alcon, Inc.	29,015	2,903,828
Becton, Dickinson & Co.	34,198	8,245,138
Cochlear Ltd. (Australia)	1,834	356,897
DENTSPLY SIRONA, Inc.(a)	16,859	456,205
DiaSorin SpA (Italy)	17,391	2,033,469
Edwards Lifesciences Corp.*	6,603	435,732
Eiken Chemical Co. Ltd. (Japan)	22,600	369,169
Enovis Corp.*(a)	3,763	161,997
Envista Holdings Corp.*	11,047	218,289
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	23,551	522,035
GE HealthCare Technologies, Inc.	46,282	4,343,566
Haemonetics Corp.*	2,713	218,071
IDEXX Laboratories, Inc.*	1,216	614,347
Inspire Medical Systems, Inc.*	1,178	248,617
Intuitive Surgical, Inc.*	12,679	6,228,812
iRhythm Technologies, Inc.*	1,477	109,652
Koninklijke Philips NV (Netherlands)*	125,701	4,121,186
Lantheus Holdings, Inc.*(a)	6,002	658,719
Nakanishi, Inc. (Japan)	21,100	393,466
Novocure Ltd.*	10,995	171,852
Olympus Corp. (Japan)	201,200	3,824,672
Penumbra, Inc.*	3,657	710,592
PROCEPT BioRobotics Corp.*(a)	9,447	756,894
QuidelOrtho Corp.*	2,653	120,977
Shandong Pharmaceutical Glass Co. Ltd. (China) (Class A Stock)	345,200	1,426,755
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	574,400	415,255
Siemens Healthineers AG (Germany), 144A	54,530	3,275,110
Smith & Nephew PLC (United Kingdom)	167,982	2,607,235
Sonova Holding AG (Switzerland)	4,789	1,724,976

A6

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Stryker Corp.	17,733	$6,406,224
		54,079,737
Health Care Providers & Services — 2.6%
Amplifon SpA (Italy)	47,351	1,362,790
Astrana Health, Inc.*(a)	3,573	207,020
Cencora, Inc.	40,537	9,124,068
Chemed Corp.	437	262,624
Cigna Group (The)	19,027	6,591,714
Concentra Group Holdings Parent, Inc.*	4,417	98,764
dentalcorp Holdings Ltd. (Canada)*	46,350	292,333
Elevance Health, Inc.	32,306	16,799,120
Encompass Health Corp.	5,210	503,494
Ensign Group, Inc. (The)	1,827	262,759
Fresenius SE & Co. KGaA (Germany)*	41,426	1,580,432
Guardant Health, Inc.*	3,574	81,987
HCA Healthcare, Inc.	3,573	1,452,174
Humana, Inc.	3,105	983,478
McKesson Corp.	8,690	4,296,510
Molina Healthcare, Inc.*	2,571	885,864
Option Care Health, Inc.*	14,843	464,586
Pennant Group, Inc. (The)*	8,487	302,986
Progyny, Inc.*(a)	6,140	102,906
Select Medical Holdings Corp.	19,806	690,635
Tenet Healthcare Corp.*	40,150	6,672,930
UnitedHealth Group, Inc.	46,298	27,069,515
		80,088,689
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	7,769	922,569
Healthcare Realty Trust, Inc.	34,482	625,848
Omega Healthcare Investors, Inc.	3,131	127,432
Ventas, Inc.	43,235	2,772,660
Welltower, Inc.	41,497	5,312,861
		9,761,370
Health Care Technology — 0.0%
Phreesia, Inc.*	13,253	302,036
Simulations Plus, Inc.(a)	2,518	80,626
Veeva Systems, Inc. (Class A Stock)*	5,586	1,172,334
		1,554,996
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	87,254	1,295,722
Host Hotels & Resorts, Inc.(a)	7,569	133,214
Pebblebrook Hotel Trust	64,625	854,989
		2,283,925
Hotels, Restaurants & Leisure — 1.7%
Amadeus IT Group SA (Spain)	51,281	3,713,900
Aramark(a)	12,975	502,522
Arcos Dorados Holdings, Inc. (Brazil) (Class A Stock)	34,288	298,991
Atour Lifestyle Holdings Ltd. (China), ADR	10,521	272,915
Bloomin’ Brands, Inc.	10,604	175,284
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Booking Holdings, Inc.	1,604	$6,756,241
Brinker International, Inc.*	3,331	254,921
Cava Group, Inc.*	6,881	852,212
Chipotle Mexican Grill, Inc.*	63,515	3,659,734
DoorDash, Inc. (Class A Stock)*	18,474	2,636,794
DraftKings, Inc. (Class A Stock)*	23,598	925,042
Flutter Entertainment PLC (United Kingdom)*	4,436	1,052,574
Galaxy Entertainment Group Ltd. (Macau)	285,000	1,407,384
H World Group Ltd. (China)	189,100	711,828
Hilton Worldwide Holdings, Inc.	30,995	7,144,348
Marriott International, Inc. (Class A Stock)	9,359	2,326,647
Marriott Vacations Worldwide Corp.	2,475	181,863
McDonald’s Corp.	34,210	10,417,287
Planet Fitness, Inc. (Class A Stock)*	26,496	2,152,005
Resorttrust, Inc. (Japan)	32,700	657,830
Round One Corp. (Japan)	55,600	426,260
Sapphire Foods India Ltd. (India)*	92,559	394,262
Starbucks Corp.	28,095	2,738,982
Travel + Leisure Co.	5,910	272,333
Vail Resorts, Inc.	1,123	195,728
Wendy’s Co. (The)	12,223	214,147
Wingstop, Inc.	2,136	888,747
Yum! Brands, Inc.	15,631	2,183,807
Zomato Ltd. (India)*	255,835	832,710
		54,247,298
Household Durables — 0.4%
Cairn Homes PLC (Ireland)	371,568	800,837
Cavco Industries, Inc.*	1,617	692,464
Century Communities, Inc.	4,642	478,033
Champion Homes, Inc.*	4,877	462,583
Dixon Technologies India Ltd. (India)	3,678	605,176
Green Brick Partners, Inc.*	4,499	375,756
Haier Smart Home Co. Ltd. (China) (Class H Stock)	160,600	629,080
KB Home	3,849	329,821
Open House Group Co. Ltd. (Japan)	31,500	1,191,509
Persimmon PLC (United Kingdom)	23,105	508,446
Sony Group Corp. (Japan)	170,100	3,304,634
Taylor Wimpey PLC (United Kingdom)	663,487	1,459,461
Tempur Sealy International, Inc.	7,284	397,706
TopBuild Corp.*	929	377,927
		11,613,433
Household Products — 0.9%
Colgate-Palmolive Co.	116,829	12,128,018
Essity AB (Sweden) (Class B Stock)	136,273	4,253,718
Procter & Gamble Co. (The)	66,754	11,561,793
WD-40 Co.	897	231,318
		28,174,847
Independent Power & Renewable Electricity Producers — 0.2%
Clearway Energy, Inc. (Class C Stock)	5,490	168,433

A7

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers (cont’d.)
NTPC Ltd. (India)	879,677	$4,641,546
		4,809,979
Industrial Conglomerates — 0.8%
CK Hutchison Holdings Ltd. (United Kingdom)	226,500	1,284,190
Fosun International Ltd. (China)	765,500	487,269
Hikari Tsushin, Inc. (Japan)	11,500	2,561,275
Hitachi Ltd. (Japan)	200,200	5,308,771
Honeywell International, Inc.	20,380	4,212,750
Siemens AG (Germany)	43,378	8,775,715
SM Investments Corp. (Philippines)	123,320	2,107,091
Smiths Group PLC (United Kingdom)	64,831	1,456,950
		26,194,011
Industrial REITs — 0.7%
EastGroup Properties, Inc.	19,340	3,613,099
Lineage, Inc.	8,411	659,254
Prologis, Inc.	61,641	7,784,025
Rexford Industrial Realty, Inc.(a)	135,118	6,797,787
Terreno Realty Corp.(a)	55,496	3,708,798
		22,562,963
Insurance — 2.9%
AIA Group Ltd. (Hong Kong)	820,200	7,162,690
Allianz SE (Germany)	9,556	3,143,152
Allstate Corp. (The)	22,725	4,309,796
Aon PLC (Class A Stock)	4,416	1,527,892
ASR Nederland NV (Netherlands)	24,704	1,211,049
AXA SA (France)	142,653	5,491,694
Axis Capital Holdings Ltd.	6,694	532,909
Chubb Ltd.	58,369	16,833,036
CNO Financial Group, Inc.	13,117	460,407
Coface SA (France)	24,947	408,710
Definity Financial Corp. (Canada)	84,792	3,417,510
Fidelity National Financial, Inc.(a)	6,909	428,773
First American Financial Corp.	4,092	270,113
Hanover Insurance Group, Inc. (The)	5,269	780,392
Hartford Financial Services Group, Inc. (The)	25,939	3,050,686
Hiscox Ltd. (United Kingdom)	155,665	2,384,358
Kemper Corp.	7,499	459,314
Legal & General Group PLC (United Kingdom)	271,812	823,804
Mandatum OYJ (Finland)	19,556	96,817
Markel Group, Inc.*	232	363,911
Marsh & McLennan Cos., Inc.	46,814	10,443,735
MetLife, Inc.	20,703	1,707,583
Old Republic International Corp.	12,651	448,098
Oscar Health, Inc. (Class A Stock)*	11,884	252,060
Palomar Holdings, Inc.*	5,467	517,561
Progressive Corp. (The)	29,177	7,403,955
Prudential PLC (Hong Kong)	238,692	2,214,404
Reinsurance Group of America, Inc.	2,549	555,351
RenaissanceRe Holdings Ltd. (Bermuda)	3,849	1,048,468
Sampo OYJ (Finland) (Class A Stock)	44,212	2,062,065
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Selective Insurance Group, Inc.	4,506	$420,410
Sompo Holdings, Inc. (Japan)	107,300	2,418,628
Sun Life Financial, Inc. (Canada)	36,698	2,128,698
Travelers Cos., Inc. (The)	18,703	4,378,746
		89,156,775
Interactive Media & Services — 2.0%
Alphabet, Inc. (Class A Stock)	23,252	3,856,344
Alphabet, Inc. (Class C Stock)	133,431	22,308,329
Baidu, Inc. (China), ADR*(a)	10,472	1,102,597
Baltic Classifieds Group PLC (United Kingdom)	129,072	524,059
IAC, Inc.*	3,329	179,167
Info Edge India Ltd. (India)	6,265	605,331
Kanzhun Ltd. (China), ADR(a)	89,620	1,555,803
LY Corp. (Japan)	221,100	644,461
Meta Platforms, Inc. (Class A Stock)	47,029	26,921,281
NAVER Corp. (South Korea)	6,423	827,316
Pinterest, Inc. (Class A Stock)*	25,053	810,966
Rightmove PLC (United Kingdom)	36,263	299,767
Scout24 SE (Germany), 144A	5,814	500,573
Snap, Inc. (Class A Stock)*	22,632	242,162
Tencent Holdings Ltd. (China)	48,300	2,685,716
ZoomInfo Technologies, Inc.*	11,263	116,234
		63,180,106
IT Services — 0.8%
Accenture PLC (Ireland) (Class A Stock)	14,573	5,151,264
Adesso SE (Germany)(a)	2,651	201,426
Capgemini SE (France)	12,214	2,637,010
CI&T, Inc. (Brazil) (Class A Stock)*	65,674	445,927
Cloudflare, Inc. (Class A Stock)*(a)	7,907	639,597
FPT Corp. (Vietnam)	267,047	1,462,099
Fujitsu Ltd. (Japan)	109,000	2,240,977
Keywords Studios PLC (Ireland)	57,510	1,873,097
MongoDB, Inc.*	7,618	2,059,526
Nagarro SE (Germany)*(a)	3,781	374,319
Okta, Inc.*	4,901	364,340
Shopify, Inc. (Canada) (Class A Stock) (NYSE)*(a)	62,467	5,006,105
Shopify, Inc. (Canada) (Class A Stock) (XTSE)*	10,067	806,506
Snowflake, Inc. (Class A Stock)*	13,247	1,521,551
Twilio, Inc. (Class A Stock)*	4,280	279,142
		25,062,886
Leisure Products — 0.2%
Beneteau SACA (France)	35,988	389,618
BRP, Inc.	26,223	1,560,641
Brunswick Corp.	2,926	245,257
Mattel, Inc.*(a)	22,662	431,711
Peloton Interactive, Inc. (Class A Stock)*	23,903	111,866
Sega Sammy Holdings, Inc. (Japan)	88,300	1,769,063
Spin Master Corp. (Canada), 144A(a)	18,301	413,395

A8

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Leisure Products (cont’d.)
Yamaha Corp. (Japan)	125,500	$1,085,275
		6,006,826
Life Sciences Tools & Services — 1.6%
10X Genomics, Inc. (Class A Stock)*(a)	10,757	242,893
Agilent Technologies, Inc.	16,999	2,524,011
Avantor, Inc.*(a)	20,236	523,505
CryoPort, Inc.*	9,200	74,612
Danaher Corp.	41,245	11,466,935
Eurofins Scientific SE (Luxembourg)	12,632	800,884
Evotec SE (Germany)*	97,928	701,437
ICON PLC*	12,990	3,732,157
Illumina, Inc.*	4,877	636,010
Oxford Nanopore Technologies PLC (United Kingdom)*	105,367	223,578
Repligen Corp.*(a)	9,799	1,458,287
Revvity, Inc.	39,737	5,076,402
Sartorius Stedim Biotech (France)	13,243	2,772,804
Schott Pharma AG & Co. KGaA (Germany)	46,729	1,597,681
SKAN Group AG (Switzerland)	2,519	237,212
Tecan Group AG (Switzerland)	1,252	411,432
Thermo Fisher Scientific, Inc.	29,518	18,258,949
		50,738,789
Machinery — 1.8%
Aalberts NV (Netherlands)	10,361	421,193
AGCO Corp.	4,321	422,853
Aida Engineering Ltd. (Japan)	300	1,615
Alamo Group, Inc.	2,543	458,071
Alstom SA (France)*	68,173	1,416,420
Atmus Filtration Technologies, Inc.	14,877	558,334
ATS Corp. (Canada)*	13,198	382,927
Craftsman Automation Ltd. (India)	1,482	114,401
Cummins, Inc.	15,033	4,867,535
Daimler Truck Holding AG (Germany)	42,370	1,590,881
Deere & Co.	17,541	7,320,386
Douglas Dynamics, Inc.	8,752	241,380
Dover Corp.	8,037	1,541,014
Enerpac Tool Group Corp.	10,924	457,606
Esab Corp.	6,723	714,722
Fluidra SA (Spain)	22,483	589,386
Graco, Inc.	1,595	139,578
GVS SpA (Italy), 144A*	54,216	436,042
IHI Corp. (Japan)	14,500	760,442
Illinois Tool Works, Inc.	5,266	1,380,061
Impro Precision Industries Ltd., 144A	895,000	234,523
Interpump Group SpA (Italy)	6,591	307,902
Jiangsu Hengli Hydraulic Co. Ltd. (China) (Class A Stock)	69,900	624,249
Kadant, Inc.	460	155,480
KION Group AG (Germany)	21,161	835,539
Lincoln Electric Holdings, Inc.	2,185	419,564
Manitowoc Co., Inc. (The)*	15,054	144,819
METAWATER Co. Ltd. (Japan)	29,800	371,617
Middleby Corp. (The)*	8,918	1,240,761
MINEBEA MITSUMI, Inc. (Japan)	41,800	826,238
Miura Co. Ltd. (Japan)	35,600	877,838
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Mueller Water Products, Inc. (Class A Stock)	19,477	$422,651
Obara Group, Inc. (Japan)	30,600	865,200
Omega Flex, Inc.	2,565	128,045
Otis Worldwide Corp.	17,564	1,825,602
Parker-Hannifin Corp.	3,906	2,467,889
Proto Labs, Inc.*	6,137	180,244
RBC Bearings, Inc.*(a)	2,660	796,351
Rotork PLC (United Kingdom)	241,859	1,083,082
Shenzhen Inovance Technology Co. Ltd. (China) (Class A Stock)	242,400	2,138,973
Spirax Group PLC (United Kingdom)	10,970	1,105,831
Stanley Black & Decker, Inc.	15,952	1,756,794
Takeuchi Manufacturing Co. Ltd. (Japan)	10,100	314,316
Timken Co. (The)	4,401	370,960
Toro Co. (The)	18,370	1,593,230
Trelleborg AB (Sweden) (Class B Stock)	10,523	405,040
Trinity Industries, Inc.	7,116	247,921
Troax Group AB (Sweden)	15,836	332,726
Valmet OYJ (Finland)(a)	16,404	526,182
Wabash National Corp.	8,329	159,834
Weir Group PLC (The) (United Kingdom)	24,666	716,777
Westinghouse Air Brake Technologies Corp.	42,036	7,640,884
Yangzijiang Shipbuilding Holdings Ltd. (China)	591,400	1,128,745
Zhejiang Dingli Machinery Co. Ltd. (China) (Class A Stock)	26,100	219,964
		56,280,618
Media — 0.4%
Comcast Corp. (Class A Stock)	128,451	5,365,398
Ibotta, Inc. (Class A Stock)*(a)	2,568	158,214
Informa PLC (United Kingdom)	151,100	1,661,726
Nexstar Media Group, Inc.(a)	3,541	585,504
oOh!media Ltd. (Australia)	319,695	289,594
Scholastic Corp.	3,465	110,915
Trade Desk, Inc. (The) (Class A Stock)*	14,120	1,548,258
WPP PLC (United Kingdom)	216,739	2,220,152
YouGov PLC (United Kingdom)	95,440	560,332
		12,500,093
Metals & Mining — 1.0%
Adriatic Metals PLC (Bosnia and Herzegowina), CDI*(a)	285,635	691,298
Alpha Metallurgical Resources, Inc.	1,138	268,773
Alphamin Resources Corp. (Canada)	408,975	356,827
ArcelorMittal SA (Luxembourg)	54,712	1,432,614
Aya Gold & Silver, Inc. (Canada)*	59,380	772,737
BHP Group Ltd. (Australia) (ASE)	63,769	1,979,783
BHP Group Ltd. (Australia) (CBOE)	72,616	2,250,462
Boliden AB (Sweden)	37,230	1,263,546
Cleveland-Cliffs, Inc.*(a)	12,981	165,767
Eramet SA (France)	5,636	445,037
ERO Copper Corp. (Brazil)*	101,939	2,269,499

A9

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Filo Corp. (Canada)*	23,800	$567,174
Franco-Nevada Corp. (Canada)	24,513	3,045,740
Freeport-McMoRan, Inc.	5,219	260,532
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	218,800	1,222,346
Hoa Phat Group JSC (Vietnam)*	601,090	643,452
Ivanhoe Electric, Inc.*	35,883	303,570
MP Materials Corp.*(a)	19,210	339,057
Nippon Steel Corp. (Japan)	56,800	1,273,009
Osisko Gold Royalties Ltd. (Canada)	15,341	284,145
Pilbara Minerals Ltd. (Australia)*(a)	165,715	372,739
Reliance, Inc.	6,987	2,020,710
Royal Gold, Inc.	4,035	566,111
Southern Copper Corp. (Mexico)(a)	17,145	1,983,162
Steel Dynamics, Inc.	7,285	918,493
Warrior Met Coal, Inc.	14,762	943,292
Wesdome Gold Mines Ltd. (Canada)*	69,889	655,767
Wheaton Precious Metals Corp. (Brazil)	34,967	2,135,784
Yunnan Aluminium Co. Ltd. (China) (Class A Stock)	257,200	535,649
		29,967,075
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	109,228	2,192,206
Apollo Commercial Real Estate Finance, Inc.(a)	12,382	113,790
Granite Point Mortgage Trust, Inc.	42,323	134,164
Orchid Island Capital, Inc.	22,096	181,629
Ready Capital Corp.(a)	13,817	105,424
Rithm Capital Corp.	40,126	455,430
Two Harbors Investment Corp.	12,595	174,819
		3,357,462
Multi-Utilities — 0.6%
Ameren Corp.	101,640	8,889,434
Black Hills Corp.	1,872	114,417
CMS Energy Corp.	51,736	3,654,114
Engie SA (France)	131,118	2,267,320
National Grid PLC (United Kingdom)	217,105	3,001,044
Northwestern Energy Group, Inc.	7,512	429,836
		18,356,165
Office REITs — 0.1%
Douglas Emmett, Inc.(a)	74,135	1,302,552
Kilroy Realty Corp.	43,351	1,677,684
SL Green Realty Corp.(a)	1,657	115,344
Vornado Realty Trust	24,466	963,960
		4,059,540
Oil, Gas & Consumable Fuels — 2.9%
BP PLC	777,201	4,053,521
Cenovus Energy, Inc. (Canada)	149,225	2,495,818
Centrus Energy Corp. (Class A Stock)*	3,087	169,322
Cheniere Energy, Inc.	5,954	1,070,767
Chesapeake Energy Corp.(a)	27,716	2,279,641
Chevron Corp.	39,465	5,812,011
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
ConocoPhillips	96,997	$10,211,844
COSCO SHIPPING Energy Transportation Co. Ltd. (China) (Class H Stock)	208,000	251,857
Diamondback Energy, Inc.	16,140	2,782,536
EOG Resources, Inc.	19,280	2,370,090
EQT Corp.	201,331	7,376,768
Exxon Mobil Corp.	135,871	15,926,799
Frontline PLC (Norway)	18,083	410,604
Galp Energia SGPS SA (Portugal)	265,908	4,977,091
Gazprom PJSC (Russia)*^	321,836	—
Kosmos Energy Ltd. (Ghana)*	183,946	741,302
Magnolia Oil & Gas Corp. (Class A Stock)(a)	12,387	302,491
Matador Resources Co.	6,065	299,732
NuVista Energy Ltd. (Canada)*	52,876	434,753
OMV AG (Austria)	33,613	1,437,969
PBF Energy, Inc. (Class A Stock)	3,527	109,161
Permian Resources Corp.	135,862	1,849,082
Range Resources Corp.	194,269	5,975,714
Reliance Industries Ltd. (India)	41,563	1,462,310
SM Energy Co.(a)	7,519	300,534
Southwestern Energy Co.*	200,301	1,424,140
Suncor Energy, Inc. (Canada)	107,256	3,959,892
Texas Pacific Land Corp.	313	276,924
TotalEnergies SE (France)	97,997	6,363,470
Viper Energy, Inc.	27,220	1,227,894
Williams Cos., Inc. (The)	94,261	4,303,015
		90,657,052
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	5,802	623,483
Passenger Airlines — 0.1%
Allegiant Travel Co.	2,808	154,609
American Airlines Group, Inc.*(a)	19,101	214,695
Exchange Income Corp. (Canada)(a)	16,161	614,439
InterGlobe Aviation Ltd. (India), 144A*	10,297	587,349
		1,571,092
Personal Care Products — 1.0%
elf Beauty, Inc.*	3,141	342,463
Estee Lauder Cos., Inc. (The) (Class A Stock)	878	87,528
Jamieson Wellness, Inc. (Canada), 144A	20,234	525,281
Kao Corp. (Japan)	42,700	2,110,517
Kenvue, Inc.	827,306	19,135,588
Medifast, Inc.	2,416	46,242
Unilever PLC (United Kingdom) (XLON)	82,972	5,379,348
Unilever PLC (United Kingdom) (XAMS)	37,484	2,433,034
		30,060,001
Pharmaceuticals — 3.7%
Arvinas, Inc.*	16,449	405,139

A10

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
AstraZeneca PLC (United Kingdom), ADR	339,715	$26,467,196
Bayer AG (Germany)	42,958	1,453,344
Bristol-Myers Squibb Co.	56,062	2,900,648
Camurus AB (Sweden)*	7,268	462,802
Chugai Pharmaceutical Co. Ltd. (Japan)	79,300	3,843,758
Daiichi Sankyo Co. Ltd. (Japan)	59,800	1,975,335
Elanco Animal Health, Inc.*	42,806	628,820
Eli Lilly & Co.	25,164	22,293,794
EyePoint Pharmaceuticals, Inc.*	23,354	186,599
GSK PLC, ADR(a)	78,583	3,212,473
Humanwell Healthcare Group Co. Ltd. (China) (Class A Stock)	100,600	301,556
Johnson & Johnson	88,877	14,403,407
Laboratorios Farmaceuticos Rovi SA (Spain)	14,792	1,179,251
Merck & Co., Inc.	33,172	3,767,012
Merck KGaA (Germany)	7,679	1,355,581
Novartis AG (Switzerland)	26,149	3,010,858
Novo Nordisk A/S (Denmark), ADR	51,802	6,168,064
Pliant Therapeutics, Inc.*	24,339	272,840
Roche Holding AG	16,649	5,327,967
Royalty Pharma PLC (Class A Stock)	16,080	454,903
Sandoz Group AG (Switzerland)	49,378	2,057,725
Sanofi SA	53,412	6,149,821
Supernus Pharmaceuticals, Inc.*	10,273	320,312
Takeda Pharmaceutical Co. Ltd. (Japan)	92,800	2,673,901
Torrent Pharmaceuticals Ltd. (India)	9,051	366,690
Virbac SACA (France)	1,960	834,689
Zoetis, Inc.	18,290	3,573,500
		116,047,985
Professional Services — 1.0%
ALS Ltd. (Australia)	29,780	295,224
Automatic Data Processing, Inc.	7,494	2,073,815
Booz Allen Hamilton Holding Corp.	16,440	2,675,774
Broadridge Financial Solutions, Inc.	17,968	3,863,659
CBIZ, Inc.*	3,181	214,049
Computer Age Management Services Ltd. (India)	2,340	122,861
CSG Systems International, Inc.	1,884	91,657
Dayforce, Inc.*(a)	12,671	776,099
Equifax, Inc.	6,857	2,014,998
Experian PLC	33,256	1,751,582
First Advantage Corp.*	10,515	208,723
FTI Consulting, Inc.*	14,005	3,186,978
HeadHunter Group PLC (Russia), ADR*(a)^	7,400	1
Korn Ferry	2,708	203,750
ManpowerGroup, Inc.	2,258	166,008
Paylocity Holding Corp.*	4,150	684,625
Persol Holdings Co. Ltd. (Japan)	2,094,300	3,774,203
Recruit Holdings Co. Ltd. (Japan)	55,400	3,365,683
SS&C Technologies Holdings, Inc.	12,683	941,205
TeamLease Services Ltd. (India)*	7,566	283,080
TransUnion	18,343	1,920,512
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
TRYT, Inc. (Japan)	125,600	$349,814
Upwork, Inc.*	121,420	1,268,839
Verisk Analytics, Inc.	3,845	1,030,306
Verra Mobility Corp.*	21,327	593,104
		31,856,549
Real Estate Management & Development — 0.6%
Aedas Homes SA (Spain), 144A	19,982	567,433
CBRE Group, Inc. (Class A Stock)*	5,406	672,939
China Resources Mixc Lifestyle Services Ltd. (China), 144A	369,800	1,626,296
Corp Inmobiliaria Vesta SAB de CV (Mexico)	143,503	386,780
Corp. Inmobiliaria Vesta SAB de CV (Mexico), ADR	3,423	92,216
Hongkong Land Holdings Ltd. (Hong Kong)	229,200	842,169
Jones Lang LaSalle, Inc.*	2,461	664,003
KE Holdings, Inc. (China), ADR(a)	211,465	4,210,268
Mitsubishi Estate Co. Ltd. (Japan)	156,900	2,478,124
Mitsui Fudosan Co. Ltd. (Japan)	355,200	3,346,998
Multiplan Empreendimentos Imobiliarios SA (Brazil)	246,664	1,162,301
Nexity SA (France)*	43,399	569,886
St. Joe Co. (The)	3,622	211,199
StorageVault Canada, Inc. (Canada)	154,674	591,271
Sun Hung Kai Properties Ltd. (Hong Kong)	55,500	601,334
Tokyo Tatemono Co. Ltd. (Japan)	34,700	557,342
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	176,000	614,651
		19,195,210
Residential REITs — 0.9%
American Homes 4 Rent (Class A Stock)	94,051	3,610,618
Apartment Investment & Management Co. (Class A Stock)*	32,345	292,399
AvalonBay Communities, Inc.	16,369	3,687,117
Camden Property Trust	12,385	1,529,919
Equity LifeStyle Properties, Inc.	74,858	5,340,370
Equity Residential	95,556	7,115,100
Essex Property Trust, Inc.	14,356	4,241,050
Sun Communities, Inc.	24,310	3,285,496
		29,102,069
Retail REITs — 0.4%
Acadia Realty Trust	108,753	2,553,521
Federal Realty Investment Trust	3,530	405,844
Kimco Realty Corp.	55,454	1,287,642
Regency Centers Corp.	61,245	4,423,726
Simon Property Group, Inc.	23,714	4,008,140
Urban Edge Properties	23,832	509,767
		13,188,640
Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices, Inc.*	41,101	6,743,852

A11

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Amkor Technology, Inc.	5,572	$170,503
ams-OSRAM AG (Austria)*	14,759	206,558
Analog Devices, Inc.	31,852	7,331,375
Applied Materials, Inc.	18,798	3,798,136
ASML Holding NV (Netherlands) (XAMS)	13,114	10,909,020
ASML Holding NV (Netherlands) (XNGS)	3,613	3,010,532
Broadcom, Inc.	19,053	3,286,642
Disco Corp. (Japan)	8,100	2,133,765
Entegris, Inc.	8,658	974,285
IQE PLC (United Kingdom)*(a)	1,379,223	308,941
KLA Corp.	7,257	5,619,893
Lam Research Corp.	2,421	1,975,730
Lattice Semiconductor Corp.*	10,250	543,967
MACOM Technology Solutions Holdings, Inc.*	4,266	474,635
Marvell Technology, Inc.	24,504	1,767,228
MaxLinear, Inc.*	5,371	77,772
Microchip Technology, Inc.	27,576	2,214,077
MKS Instruments, Inc.	6,660	724,009
Monolithic Power Systems, Inc.	2,191	2,025,579
Montage Technology Co. Ltd. (China) (Class A Stock)	35,487	336,213
NVIDIA Corp.	363,074	44,091,707
QUALCOMM, Inc.	20,326	3,456,436
Renesas Electronics Corp. (Japan)	306,500	4,448,133
Semtech Corp.*	6,827	311,721
Shenzhen Jufei Optoelectronics Co. Ltd. (China) (Class A Stock)	372,200	321,804
Siltronic AG (Germany)	15,859	1,208,848
SUMCO Corp. (Japan)	74,800	809,033
Synaptics, Inc.*(a)	2,632	204,191
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	654,000	19,720,816
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	15,194	2,638,742
Technoprobe SpA (Italy)*	50,063	352,653
Texas Instruments, Inc.	51,365	10,610,468
Tokyo Seimitsu Co. Ltd. (Japan)	7,500	399,246
Ultra Clean Holdings, Inc.*	2,329	92,997
Wolfspeed, Inc.*(a)	27,513	266,876
		143,566,383
Software — 4.6%
ACI Worldwide, Inc.*	6,304	320,874
Adobe, Inc.*	3,659	1,894,557
Appfolio, Inc. (Class A Stock)*	1,858	437,373
AppLovin Corp. (Class A Stock)*(a)	8,703	1,136,177
Atlassian Corp. (Class A Stock)*	10,222	1,623,356
BILL Holdings, Inc.*	22,869	1,206,568
Braze, Inc. (Class A Stock)*	7,517	243,100
Confluent, Inc. (Class A Stock)*	34,409	701,255
Constellation Software, Inc. (Canada)	1,316	4,267,218
Crowdstrike Holdings, Inc. (Class A Stock)*	2,449	686,871
Daily Journal Corp.*	210	102,921
Dassault Systemes SE (France)	31,011	1,231,781
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Datadog, Inc. (Class A Stock)*	15,196	$1,748,452
Descartes Systems Group, Inc. (The) (Canada) (XTSE)*	10,379	1,068,021
Descartes Systems Group, Inc. (The) (Canada) (XNGS)*	15,539	1,599,895
Digimarc Corp.*	2,070	55,642
DocuSign, Inc.*	12,341	766,253
Dolby Laboratories, Inc. (Class A Stock)	2,414	184,743
Dynatrace, Inc.*	14,588	780,020
Envestnet, Inc.*	3,860	241,713
Esker SA (France)	2,368	697,966
Fair Isaac Corp.*	1,246	2,421,626
Five9, Inc.*	2,860	82,168
Fortinet, Inc.*	11,067	858,246
Guidewire Software, Inc.*	2,403	439,605
HashiCorp, Inc. (Class A Stock)*	8,419	285,067
HubSpot, Inc.*	2,704	1,437,446
Informatica, Inc. (Class A Stock)*	8,458	213,818
Intuit, Inc.	4,163	2,585,223
Kinaxis, Inc. (Canada)*	3,536	420,074
Lectra (France)	15,389	501,488
Manhattan Associates, Inc.*(a)	1,615	454,429
Microsoft Corp.	180,656	77,736,277
MicroStrategy, Inc. (Class A Stock)*(a)	3,814	643,040
NCR Voyix Corp.*(a)	8,506	115,426
Nutanix, Inc. (Class A Stock)*	16,042	950,488
OneSpan, Inc.*	9,208	153,497
Pegasystems, Inc.	2,557	186,891
Planisware SA (France)*	31,766	982,342
Procore Technologies, Inc.*	9,098	561,529
Q2 Holdings, Inc.*(a)	2,822	225,111
RingCentral, Inc. (Class A Stock)*	3,412	107,922
Roper Technologies, Inc.	17,006	9,462,819
Samsara, Inc. (Class A Stock)*(a)	18,764	902,924
SAP SE (Germany)	20,676	4,729,276
ServiceNow, Inc.*	8,756	7,831,279
Synopsys, Inc.*	7,528	3,812,104
Teradata Corp.*	4,223	128,126
TOTVS SA (Brazil)	59,677	313,957
UiPath, Inc. (Class A Stock)*	12,156	155,597
Verint Systems, Inc.*	3,099	78,498
Workday, Inc. (Class A Stock)*	7,178	1,754,375
Workiva, Inc.*(a)	2,030	160,614
Xperi, Inc.*	11,833	109,337
Zeta Global Holdings Corp. (Class A Stock)*(a)	7,472	222,890
Zoom Video Communications, Inc. (Class A Stock)*	6,177	430,784
Zscaler, Inc.*	4,322	738,803
		143,187,852
Specialized REITs — 1.7%
American Tower Corp.	53,093	12,347,308
Big Yellow Group PLC (United Kingdom)	54,421	924,212
Crown Castle, Inc.	17,099	2,028,454
CubeSmart	64,907	3,493,944

A12

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialized REITs (cont’d.)
Equinix, Inc.	12,337	$10,950,691
Extra Space Storage, Inc.	4,294	773,736
Gaming & Leisure Properties, Inc.	19,893	1,023,495
Lamar Advertising Co. (Class A Stock)	5,538	739,877
PotlatchDeltic Corp.	4,150	186,957
Public Storage	35,253	12,827,509
Rayonier, Inc.	51,315	1,651,317
SBA Communications Corp.	13,360	3,215,752
Weyerhaeuser Co.	65,605	2,221,385
		52,384,637
Specialty Retail — 1.6%
Advance Auto Parts, Inc.(a)	11,656	454,467
Aritzia, Inc. (Canada)*	23,564	885,621
AutoZone, Inc.*	1,538	4,844,762
Bath & Body Works, Inc.	9,108	290,727
Burlington Stores, Inc.*	4,331	1,141,132
Carvana Co.*	43,919	7,646,737
Dick’s Sporting Goods, Inc.	961	200,561
Douglas AG (Germany)*	44,941	1,030,488
Five Below, Inc.*	4,624	408,530
Floor & Decor Holdings, Inc. (Class A Stock)*	13,652	1,695,169
GameStop Corp. (Class A Stock)*(a)	5,591	128,202
Home Depot, Inc. (The)	35,579	14,416,611
Metro Brands Ltd. (India)	23,824	363,023
Monro, Inc.(a)	8,358	241,212
Nextage Co. Ltd. (Japan)	141,700	1,821,175
ODP Corp. (The)*	3,906	116,204
RH*(a)	1,638	547,796
Ross Stores, Inc.	52,794	7,946,025
TJX Cos., Inc. (The)	11,503	1,352,063
Tractor Supply Co.	10,797	3,141,171
Watches of Switzerland Group PLC (United Kingdom), 144A*	85,775	548,541
Wayfair, Inc. (Class A Stock)*(a)	3,279	184,214
Williams-Sonoma, Inc.(a)	2,785	431,452
Yellow Hat Ltd. (Japan)	24,900	452,510
Zalando SE (Germany), 144A*	15,793	521,989
		50,810,382
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	269,203	62,724,299
Konica Minolta, Inc. (Japan)	186,400	539,841
Pure Storage, Inc. (Class A Stock)*	13,776	692,106
Samsung Electronics Co. Ltd. (South Korea)	146,134	6,830,130
		70,786,376
Textiles, Apparel & Luxury Goods — 0.6%
Bosideng International Holdings Ltd. (China)	1,046,000	595,000
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	39,889	6,334,544
Columbia Sportswear Co.(a)	3,099	257,806
Crocs, Inc.*	2,661	385,339
Ermenegildo Zegna NV (Italy)(a)	136,147	1,339,686
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Huali Industrial Group Co. Ltd. (China) (Class A Stock)	31,100	$326,720
Lululemon Athletica, Inc.*	1,556	422,221
LVMH Moet Hennessy Louis Vuitton SE (France)	3,696	2,834,374
NIKE, Inc. (Class B Stock)	19,179	1,695,424
On Holding AG (Switzerland) (Class A Stock)*(a)	3,270	163,991
Page Industries Ltd. (India)	1,043	533,946
Puma SE (Germany)	34,098	1,425,844
Skechers USA, Inc. (Class A Stock)*	6,958	465,629
Vedant Fashions Ltd. (India)	25,441	409,946
VF Corp.(a)	41,805	834,010
		18,024,480
Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	36,810	1,342,022
Imperial Brands PLC (United Kingdom)	128,090	3,726,019
Philip Morris International, Inc.	23,484	2,850,958
		7,918,999
Trading Companies & Distributors — 0.5%
AerCap Holdings NV (Ireland)	17,686	1,675,218
Air Lease Corp.	5,787	262,093
Beijer Ref AB (Sweden)	32,160	529,472
BOC Aviation Ltd. (China), 144A	51,000	421,837
Core & Main, Inc. (Class A Stock)*	8,392	372,605
Diploma PLC (United Kingdom)	6,204	368,796
DKSH Holding AG (Switzerland)	10,290	818,455
DNOW, Inc.*	14,021	181,291
Ferguson Enterprises, Inc.	20,701	4,110,598
Hanwa Co. Ltd. (Japan)	27,800	968,589
Herc Holdings, Inc.	1,870	298,134
IMCD NV (Netherlands)	6,276	1,090,235
Richelieu Hardware Ltd. (Canada)	14,396	426,840
SiteOne Landscape Supply, Inc.*	4,878	736,139
Sumitomo Corp. (Japan)	64,300	1,443,924
Watsco, Inc.(a)	1,760	865,709
Xometry, Inc. (Class A Stock)*(a)	7,763	142,606
		14,712,541
Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	1,395	394,450
Water Utilities — 0.0%
Artesian Resources Corp. (Class A Stock)	6,256	232,598
California Water Service Group	6,871	372,546
		605,144
Wireless Telecommunication Services — 0.5%
Millicom International Cellular SA (Guatemala), SDR*	55,772	1,515,304
Telephone & Data Systems, Inc.	11,667	271,258
T-Mobile US, Inc.	72,647	14,991,435

A13

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
United States Cellular Corp.*	5,376	$293,799
		17,071,796

Total Common Stocks (cost $2,012,565,898)		2,416,755,078
Preferred Stocks — 0.2%
Automobiles — 0.1%
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	5,896	471,173
Volkswagen AG (Germany) (PRFC)	19,952	2,119,153
		2,590,326
Life Sciences Tools & Services — 0.1%
Sartorius AG (Germany) (PRFC)	5,787	1,627,187
Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	1	1

Total Preferred Stocks (cost $4,824,690)		4,217,514

Units
Warrants* — 0.0%
Software
Constellation Software, Inc. (Canada), expiring 03/31/40^	1,328	—
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Corporate Bonds — 0.0%
Retail
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
12.000%	12/01/28	153	160,619
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
13.000%	06/01/30	234	253,950
Sr. Sec’d. Notes, 144A, PIK 14.000%
14.000%	06/01/31	279	328,493

Total Corporate Bonds (cost $593,437)				743,062
U.S. Government Agency Obligations — 1.4%
Federal National Mortgage Assoc.
3.000%	TBA	30,940	27,766,197
3.500%	TBA	3,735	3,477,910
4.000%	TBA	3,100	2,976,879
4.500%	TBA	1,890	1,857,921
5.000%	TBA	8,335	8,329,465

Total U.S. Government Agency Obligations (cost $44,134,711)				44,408,372
U.S. Treasury Obligations — 0.4%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	10/15/25	144	141,575
0.125%	04/15/26	336	326,514
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
0.125%	07/15/26	468	$456,714
0.125%	10/15/26	1,394	1,355,515
0.125%	04/15/27	1,298	1,249,644
0.125%	01/15/30	183	171,146
0.250%	07/15/29	332	315,122
0.375%	07/15/25	42	41,834
0.500%	01/15/28	153	148,209
0.625%	01/15/26	534	523,695
0.625%	07/15/32	1	913
0.750%	07/15/28	247	242,066
0.750%	02/15/42	408	340,275
0.750%	02/15/45	134	106,858
0.875%	01/15/29	69	66,913
1.250%	04/15/28	231	228,547
1.375%	07/15/33	155	153,178
1.375%	02/15/44	202	184,729
1.500%	02/15/53	6	5,744
1.750%	01/15/28	75	75,689
1.750%	01/15/34	794	803,003
2.125%	04/15/29	861	884,858
2.125%	02/15/54	333	346,761
2.375%	10/15/28	3,114	3,235,173
2.500%	01/15/29	337	351,552
3.875%	04/15/29	440	485,811

Total U.S. Treasury Obligations (cost $11,996,331)			12,242,038

Total Long-Term Investments (cost $2,244,585,604)			2,663,204,612

	Shares
Short-Term Investments — 18.2%
Affiliated Mutual Funds — 17.6%
PGIM Core Ultra Short Bond Fund(wa)	482,915,982	482,915,982
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $67,984,696; includes $67,690,568 of cash collateral for securities on loan)(b)(wa)	68,017,314	67,990,107

Total Affiliated Mutual Funds (cost $550,900,678)		550,906,089

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) — 0.6%
U.S. Treasury Bills
5.158%	10/29/24	365	363,655
4.688%	03/13/25	12,500	12,256,968

A14

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(k)(n) (continued)
United States Cash Management Bills - Reopening
5.148%	11/14/24	5,850	$5,816,681

Total U.S. Treasury Obligations (cost $18,418,039)			18,437,304

Total Short-Term Investments (cost $569,318,717)			569,343,393

TOTAL INVESTMENTS—103.4% (cost $2,813,904,321)			3,232,548,005

Liabilities in excess of other assets(z) — (3.4)%			(105,854,379)

Net Assets — 100.0%			$3,126,693,626

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
JPY	Japanese Yen

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BOA	Bank of America, N.A.
CBOE	Chicago Board Options Exchange
CDI	Chess Depository Interest
CDX	Credit Derivative Index
EAFE	Europe, Australasia, Far East
GDR	Global Depositary Receipt
MIB	Borsa Italiana Stock Exchange
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
UTS	Unit Trust Security
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange
XPAR	Paris Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $65,948,566; cash collateral of $67,690,568 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
129	2 Year U.S. Treasury Notes	Dec. 2024	$26,863,242	$64,317
297	5 Year U.S. Treasury Notes	Dec. 2024	32,635,195	48,304
236	10 Year U.S. Treasury Notes	Dec. 2024	26,970,375	36,429
214	20 Year U.S. Treasury Bonds	Dec. 2024	26,576,125	47,928
35	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	4,658,281	(13,296)
461	Mini MSCI EAFE Index	Dec. 2024	57,343,790	1,120,667
175	Mini MSCI Emerging Markets Index	Dec. 2024	10,261,125	634,550
169	Russell 2000 E-Mini Index	Dec. 2024	19,005,740	449,389
533	S&P 500 E-Mini Index	Dec. 2024	154,949,763	3,397,614
55	S&P Mid Cap 400 E-Mini Index	Dec. 2024	17,317,300	484,341
				$6,270,243
A15

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contract outstanding at September 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Japanese Yen,
Expiring 10/07/24	BOA	JPY	825,270	$5,173,993	$5,747,518	$573,525	$—
Credit default swap agreement outstanding at September 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)		Value at Trade Date		Value at September 30, 2024		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	175,450		0.528%		$3,934,682		$3,976,198		$41,516
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A16